S000073362 [Member] Average Annual Total Returns		12 Months Ended	51 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.31%)
Bloomberg US Corporate Total Return Value Unhedged Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.77%	(0.15%)
Northern Trust ESG & Climate Investment Grade US Corporate Core Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.54%	(0.16%)
FlexShares ESG & Climate Investment Grade Corporate Core Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.43%	(0.41%)
Performance Inception Date			Sep. 20, 2021
FlexShares ESG & Climate Investment Grade Corporate Core Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.32%	(2.03%)
FlexShares ESG & Climate Investment Grade Corporate Core Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.36%	(1.02%)

[1]	Reflects no deduction for fees, expenses or taxes.